Goodwill - Summary of Goodwill (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill arising from acquisition of CDMA business	¥ 29,920	¥ 29,923	[1]

[1]	restated